TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade, Other Receivables and Other Assets by Type

	US Dollars
Figures in millions	2022	2021	2020

Non-current
Deferred compensation asset	12	25	28
Prepayments	19	14	12
Recoverable tax, rebates, levies and duties (1)	200	198	195
	231	237	235

Current
Trade and loan receivables	20	50	56
Prepayments	58	41	56
Recoverable tax, rebates, levies and duties (1)	148	155	100
Other receivables	11	14	17
	237	260	229

Total trade, other receivables and other assets	468	497	464

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. These values are summarised as follows:

Recoverable value added tax	231	212	215
Appeal deposits	43	43	34
(1) Includes taxation asset, refer note 29.